PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2014	2013
Cost:
Office furniture and equipment	$29	$21
Computers and electronic equipment	112	77
Laboratory equipment	49	31
Leasehold improvements	66	29
	256	158
Accumulated depreciation:
Office furniture and equipment	8	7
Computers and electronic equipment	70	52
Laboratory equipment	24	22
Leasehold improvements	12	7
	114	88
Depreciated cost	$142	$70